Net revenues - summary of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Net revenues	€ 110,934	€ 111,018	€ 110,595
North America
Disclosure of geographical areas [line items]
Net revenues	68,374	71,047	71,979
Italy
Disclosure of geographical areas [line items]
Net revenues	8,755	8,478	7,165
Brazil
Disclosure of geographical areas [line items]
Net revenues	6,406	4,953	5,103
China
Disclosure of geographical areas [line items]
Net revenues	4,240	4,493	4,720
Germany
Disclosure of geographical areas [line items]
Net revenues	3,990	4,160	3,794
France
Disclosure of geographical areas [line items]
Net revenues	3,487	3,266	2,852
Argentina
Disclosure of geographical areas [line items]
Net revenues	1,817	1,409	1,175
Spain
Disclosure of geographical areas [line items]
Net revenues	1,569	1,467	1,254
Turkey
Disclosure of geographical areas [line items]
Net revenues	1,456	1,705	1,682
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	1,366	1,632	1,744
Japan
Disclosure of geographical areas [line items]
Net revenues	816	713	625
Australia
Disclosure of geographical areas [line items]
Net revenues	497	473	936
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 8,161	€ 7,222	€ 7,566